COMMITMENTS	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 5 – COMMITMENTS

The Company is obligated under an operating lease for office and laboratory space. The aggregate minimum future lease payments under the operating leases are as follows:

DECEMBER 31,	AMOUNT

2017	$66,732
2018	50,274
2019	6,307

TOTAL	$123,313

Rent expense approximating $100,072 and $18,940 is included in research and development and general and administrative expenses for the year ended December 31, 2016. Rent expense approximating $104,724 and $18,347 is included in research and development and general and administrative expenses for the year ended December 31, 2015.